Supplemental cash flow disclosures - Summary of supplemental cash flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Supplemental cash flow disclosures [abstract]
Additions to property and equipment included in accounts payable and accrued liabilities	$ 0	$ 12
Deferred financing costs included in accounts payable and accrued liabilities	174
Initial recognition of right-of-use assets and lease liabilities	0	3,192
Reclassification of other liabilities to right-of-use-assets	$ 0	$ 238